Annual Operating Expenses - FidelityLow-PricedStockK6Fund-PRO - FidelityLow-PricedStockK6Fund-PRO - Fidelity Low-Priced Stock K6 Fund - Fidelity Low-Priced Stock K6 Fund	Sep. 28, 2024
Operating Expenses:
Management fee	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.50%